Accounts payable and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Summary of maturity analysis for liabilities

Year ended December 31, 2022

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$1,142	$1,142
Accounts payable	1,540	—	—	—	1,540
Current lease liabilities	125	105	172	—	402
Other liabilities	838	1,400	459	—	2,697
Total	$2,503	$1,505	$631	$1,142	$5,781

Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$11	$11
Accounts payable	685	—	—	—	685
Current lease liabilities	132	107	123	—	362
Other liabilities	1,640	251	588	371	2,850
Total	$2,457	$358	$711	$382	$3,908